Income Tax - Schedule of Changes in Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 52,114,383	¥ 87,212,118	¥ 107,742,954
Decreases	(2,856,403)	(17,998,241)	(20,529,430)
Disposal		(17,092,747)
Expired during year		(6,747)	(1,406)
Balance at the end of the year	¥ 49,257,980	¥ 52,114,383	¥ 87,212,118